Income taxes - Summary of Income Tax Expense (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Current income tax charge	€ (16,088)
Deferred tax benefit	99,339
Income tax benefit	€ 83,251	€ 0	€ 0